UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Profile Funds
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Empower Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.30%
Fixed Interest Contract	22.49
Large Cap Equity	8.83
International Equity	8.35
Real Estate Equity	5.05
Mid Cap Equity	4.79
Small Cap Equity	3.19
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,039.87	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.16
Investor Class
Actual	$1,000.00	$1,038.12	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.91
Class L
Actual	$1,000.00	$1,036.83	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderately Conservative Profile Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.85%
Fixed Interest Contract	21.92
Large Cap Equity	14.26
International Equity	13.57
Mid Cap Equity	7.73
Small Cap Equity	5.14
Real Estate Equity	4.53
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,051.64	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.41
Investor Class
Actual	$1,000.00	$1,050.47	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.16
Class L
Actual	$1,000.00	$1,049.03	$5.49
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderate Profile Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.81%
Large Cap Equity	19.72
International Equity	18.64
Fixed Interest Contract	15.89
Mid Cap Equity	10.76
Small Cap Equity	7.14
Real Estate Equity	4.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,063.95	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$1,062.83	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Class L
Actual	$1,000.00	$1,061.00	$5.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.86
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderately Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.49%
International Equity	23.04
Bond	17.78
Mid Cap Equity	13.35
Small Cap Equity	8.89
Fixed Interest Contract	8.89
Real Estate Equity	3.56
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,075.01	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.31
Investor Class
Actual	$1,000.00	$1,073.73	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.06
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.01% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Aggressive Profile Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.94%
International Equity	32.33
Mid Cap Equity	18.43
Small Cap Equity	12.30
Real Estate Equity	3.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,095.78	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.06
Investor Class
Actual	$1,000.00	$1,093.66	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.81
* Expenses are equal to the Fund's annualized expense ratio of 0.81% for the Institutional Class shares and 1.16% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,752,412	Empower Core Bond Fund Institutional Class(a)	$ 56,922,832
10,276,965	Empower Global Bond Fund Institutional Class(a)	75,638,459
3,701,109	Empower High Yield Bond Fund Institutional Class(a)	34,050,207
4,277,189	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,938,670
9,283,758	Empower Multi-Sector Bond Fund Institutional Class(a)	74,641,414
8,149,698	Empower Short Duration Bond Fund Institutional Class(a)	75,955,184
6,939,513	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	56,904,009

TOTAL BOND MUTUAL FUNDS — 47.32% (Cost $470,160,267)		$412,050,775
EQUITY MUTUAL FUNDS
1,925,912	Empower Emerging Markets Equity Fund Institutional Class(a)	16,062,109
1,798,126	Empower International Growth Fund Institutional Class(a)	16,201,115
4,859,406	Empower International Value Fund Institutional Class(a)	40,527,445
2,317,682	Empower Large Cap Growth Fund Institutional Class(a)	21,994,805
7,802,443	Empower Large Cap Value Fund Institutional Class(a)	54,851,171
3,801,250	Empower Mid Cap Value Fund Institutional Class(a)	29,801,802
Shares		Fair Value
Equity Mutual Funds — (continued)
5,517,424	Empower Real Estate Index Fund Institutional Class(a)	$ 43,973,870
777,096	Empower Small Cap Growth Fund Institutional Class(a)	7,973,004
2,822,400	Empower Small Cap Value Fund Institutional Class(a)	19,813,248
1,802,692	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,969,873

TOTAL EQUITY MUTUAL FUNDS — 30.22% (Cost $279,168,829)		$263,168,442
Account Balance
FIXED INTEREST CONTRACT
195,879,578 (b)	Empower of America Contract(a) 1.65%(c)	195,879,578

TOTAL FIXED INTEREST CONTRACT — 22.49% (Cost $195,879,578)		$195,879,578
TOTAL INVESTMENTS — 100.03% (Cost $945,208,674)		$871,098,795
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (255,256)
TOTAL NET ASSETS — 100.00%		$870,843,539

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,156,029	Empower Core Bond Fund Institutional Class(a)	$ 26,605,326
4,807,227	Empower Global Bond Fund Institutional Class(a)	35,381,193
1,729,686	Empower High Yield Bond Fund Institutional Class(a)	15,913,108
2,002,008	Empower Inflation-Protected Securities Fund Institutional Class(a)	17,757,809
4,338,062	Empower Multi-Sector Bond Fund Institutional Class(a)	34,878,022
1,419,796	Empower Short Duration Bond Fund Institutional Class(a)	13,232,497
3,240,329	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	26,570,694

TOTAL BOND MUTUAL FUNDS — 32.86% (Cost $194,766,149)		$170,338,649
EQUITY MUTUAL FUNDS
1,863,524	Empower Emerging Markets Equity Fund Institutional Class(a)	15,541,788
1,738,915	Empower International Growth Fund Institutional Class(a)	15,667,627
4,692,583	Empower International Value Fund Institutional Class(a)	39,136,140
2,232,212	Empower Large Cap Growth Fund Institutional Class(a)	21,183,691
7,508,170	Empower Large Cap Value Fund Institutional Class(a)	52,782,434
3,647,738	Empower Mid Cap Value Fund Institutional Class(a)	28,598,267
Shares		Fair Value
Equity Mutual Funds — (continued)
2,944,562	Empower Real Estate Index Fund Institutional Class(a)	$ 23,468,156
745,632	Empower Small Cap Growth Fund Institutional Class(a)	7,650,190
2,713,788	Empower Small Cap Value Fund Institutional Class(a)	19,050,794
1,730,311	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,489,267

TOTAL EQUITY MUTUAL FUNDS — 45.25% (Cost $243,867,677)		$234,568,354
Account Balance
FIXED INTEREST CONTRACT
113,654,405 (b)	Empower of America Contract(a) 1.65%(c)	113,654,405

TOTAL FIXED INTEREST CONTRACT — 21.92% (Cost $113,654,405)		$113,654,405
TOTAL INVESTMENTS — 100.03% (Cost $552,288,231)		$518,561,408
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (152,652)
TOTAL NET ASSETS — 100.00%		$518,408,756

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,627,965	Empower Core Bond Fund Institutional Class(a)	$ 55,873,746
10,059,614	Empower Global Bond Fund Institutional Class(a)	74,038,756
3,628,037	Empower High Yield Bond Fund Institutional Class(a)	33,377,941
4,195,445	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,213,598
9,102,746	Empower Multi-Sector Bond Fund Institutional Class(a)	73,186,074
2,972,805	Empower Short Duration Bond Fund Institutional Class(a)	27,706,544
6,807,371	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	55,820,444

TOTAL BOND MUTUAL FUNDS — 23.81% (Cost $412,071,455)		$ 357,217,103
EQUITY MUTUAL FUNDS
7,399,972	Empower Emerging Markets Equity Fund Institutional Class(a)	61,715,767
6,918,246	Empower International Growth Fund Institutional Class(a)	62,333,399
18,672,152	Empower International Value Fund Institutional Class(a)	155,725,745
8,897,585	Empower Large Cap Growth Fund Institutional Class(a)	84,438,082
30,071,156	Empower Large Cap Value Fund Institutional Class(a)	211,400,225
Shares		Fair Value
Equity Mutual Funds — (continued)
14,718,012	Empower Mid Cap Value Fund Institutional Class(a)	$ 115,389,212
7,602,888	Empower Real Estate Index Fund Institutional Class(a)	60,595,021
2,980,832	Empower Small Cap Growth Fund Institutional Class(a)	30,583,339
10,902,340	Empower Small Cap Value Fund Institutional Class(a)	76,534,429
6,928,247	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	46,003,559

TOTAL EQUITY MUTUAL FUNDS — 60.32% (Cost $918,504,786)		$ 904,718,778
Account Balance
FIXED INTEREST CONTRACT
238,434,359 (b)	Empower of America Contract(a) 1.65%(c)	238,434,359

TOTAL FIXED INTEREST CONTRACT — 15.90% (Cost $238,434,359)		$ 238,434,359
TOTAL INVESTMENTS — 100.03% (Cost $1,569,010,600)		$1,500,370,240
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (481,082)
TOTAL NET ASSETS — 100.00%		$1,499,889,158

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,248,105	Empower Core Bond Fund Institutional Class(a)	$ 18,951,529
3,417,339	Empower Global Bond Fund Institutional Class(a)	25,151,615
1,243,853	Empower High Yield Bond Fund Institutional Class(a)	11,443,450
1,426,975	Empower Inflation-Protected Securities Fund Institutional Class(a)	12,657,265
3,103,145	Empower Multi-Sector Bond Fund Institutional Class(a)	24,949,286
2,470,236	Empower Short Duration Bond Fund Institutional Class(a)	23,022,596
2,308,871	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	18,932,744

TOTAL BOND MUTUAL FUNDS — 17.78% (Cost $153,604,533)		$135,108,485
EQUITY MUTUAL FUNDS
4,626,661	Empower Emerging Markets Equity Fund Institutional Class(a)	38,586,351
4,326,288	Empower International Growth Fund Institutional Class(a)	38,979,851
11,690,637	Empower International Value Fund Institutional Class(a)	97,499,916
5,595,930	Empower Large Cap Growth Fund Institutional Class(a)	53,105,380
18,916,597	Empower Large Cap Value Fund Institutional Class(a)	132,983,675
9,252,410	Empower Mid Cap Value Fund Institutional Class(a)	72,538,892
Shares		Fair Value
Equity Mutual Funds — (continued)
3,396,710	Empower Real Estate Index Fund Institutional Class(a)	$ 27,071,778
1,876,551	Empower Small Cap Growth Fund Institutional Class(a)	19,253,410
6,884,745	Empower Small Cap Value Fund Institutional Class(a)	48,330,912
4,357,642	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,934,746

TOTAL EQUITY MUTUAL FUNDS — 73.36% (Cost $629,142,928)		$557,284,911
Account Balance
FIXED INTEREST CONTRACT
67,535,737 (b)	Empower of America Contract(a) 1.65%(c)	67,535,737

TOTAL FIXED INTEREST CONTRACT — 8.89% (Cost $67,535,737)		$ 67,535,737
TOTAL INVESTMENTS — 100.03% (Cost $850,283,198)		$759,929,133
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (238,805)
TOTAL NET ASSETS — 100.00%		$759,690,328

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,107,843	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 42,599,413
4,730,005	Empower International Growth Fund Institutional Class(a)	42,617,343
12,764,106	Empower International Value Fund Institutional Class(a)	106,452,641
6,060,723	Empower Large Cap Growth Fund Institutional Class(a)	57,516,257
20,442,985	Empower Large Cap Value Fund Institutional Class(a)	143,714,183
9,950,432	Empower Mid Cap Value Fund Institutional Class(a)	78,011,390
2,231,501	Empower Real Estate Index Fund Institutional Class(a)	17,785,060
2,027,911	Empower Small Cap Growth Fund Institutional Class(a)	20,806,368
Shares		Fair Value
Equity Mutual Funds — (continued)
7,419,946	Empower Small Cap Value Fund Institutional Class(a)	$ 52,088,020
4,705,924	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,247,339

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $635,773,077)		$592,838,014
TOTAL INVESTMENTS — 100.03% (Cost $635,773,077)		$592,838,014
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (186,503)
TOTAL NET ASSETS — 100.00%		$592,651,511

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$871,098,795	$518,561,408	$1,500,370,240
Subscriptions receivable	2,645,841	328,425	1,453,068
Receivable for investments sold	26,338	289,104	1,556,040
Total Assets	873,770,974	519,178,937	1,503,379,348
LIABILITIES:
Payable for distribution fees	1,531	4,317	27,220
Payable for investments purchased	2,007,073	5,023	103,475
Payable for shareholder services fees	238,569	138,578	399,410
Payable to investment adviser	15,156	9,758	54,452
Redemptions payable	665,106	612,505	2,905,633
Total Liabilities	2,927,435	770,181	3,490,190
NET ASSETS	$870,843,539	$518,408,756	$1,499,889,158
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,805,504	$6,468,426	$22,638,801
Paid-in capital in excess of par	984,826,135	574,977,732	1,793,438,617
Undistributed/accumulated deficit	(125,788,100)	(63,037,402)	(316,188,260)
NET ASSETS	$870,843,539	$518,408,756	$1,499,889,158
NET ASSETS BY CLASS
Investor Class	$827,044,841	$463,885,835	$1,261,768,248
Class L	$7,628,933	$21,631,797	$136,861,876
Institutional Class	$36,169,765	$32,891,124	$101,259,034
CAPITAL STOCK:
Authorized
Investor Class	600,000,000	380,000,000	950,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	113,340,438	58,814,370	203,210,704
Class L	859,167	2,372,459	12,968,568
Institutional Class	3,855,430	3,497,433	10,208,733
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.30	$7.89	$6.21
Class L	$8.88	$9.12	$10.55
Institutional Class	$9.38	$9.40	$9.92
(a) Cost of investments, affiliated	$945,208,674	$552,288,231	$1,569,010,600
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$759,929,133	$592,838,014
Subscriptions receivable	1,402,270	2,327,899
Receivable for investments sold	153,894	-
Total Assets	761,485,297	595,165,913
LIABILITIES:
Payable for investments purchased	34,287	1,725,800
Payable for shareholder services fees	196,589	138,418
Payable to investment adviser	42,216	48,085
Redemptions payable	1,521,877	602,099
Total Liabilities	1,794,969	2,514,402
NET ASSETS	$759,690,328	$592,651,511
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,071,395	$10,149,858
Paid-in capital in excess of par	932,694,447	775,362,779
Undistributed/accumulated deficit	(184,075,514)	(192,861,126)
NET ASSETS	$759,690,328	$592,651,511
NET ASSETS BY CLASS
Investor Class	$695,788,258	$488,559,845
Institutional Class	$63,902,070	$104,091,666
CAPITAL STOCK:
Authorized
Investor Class	470,000,000	430,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	103,852,618	91,103,091
Institutional Class	6,861,336	10,395,486
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.70	$5.36
Institutional Class	$9.31	$10.01
(a) Cost of investments, affiliated	$850,283,198	$635,773,077
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,588,454	$916,724	$1,933,454
Dividends, affiliated	9,423,049	4,624,067	11,935,623
Total Income	11,011,503	5,540,791	13,869,077
EXPENSES:
Management fees	433,641	256,066	744,032
Shareholder services fees – Investor Class	1,442,502	803,960	2,186,321
Shareholder services fees – Class L	13,344	38,275	246,768
Distribution fees – Class L	9,480	27,191	175,274
Total Expenses	1,898,967	1,125,492	3,352,395
Less management fees waived	341,710	197,217	415,963
Net Expenses	1,557,257	928,275	2,936,432
NET INVESTMENT INCOME	9,454,246	4,612,516	10,932,645
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	795,874	733,861	(9,898,778)
Net Realized Gain (Loss)	795,874	733,861	(9,898,778)
Net change in unrealized appreciation on investments, affiliated	22,800,082	19,899,690	89,590,584
Net Change in Unrealized Appreciation	22,800,082	19,899,690	89,590,584
Net Realized and Unrealized Gain	23,595,956	20,633,551	79,691,806
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,050,202	$25,246,067	$90,624,451
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$536,748	$-
Dividends, affiliated	5,620,319	3,217,718
Total Income	6,157,067	3,217,718
EXPENSES:
Management fees	367,322	286,358
Shareholder services fees – Investor Class	1,180,843	822,932
Total Expenses	1,548,165	1,109,290
Less management fees waived	115,455	-
Net Expenses	1,432,710	1,109,290
NET INVESTMENT INCOME	4,724,357	2,108,428
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(10,746,895)	(2,669,196)
Net Realized Loss	(10,746,895)	(2,669,196)
Net change in unrealized appreciation on investments, affiliated	58,479,411	53,072,516
Net Change in Unrealized Appreciation	58,479,411	53,072,516
Net Realized and Unrealized Gain	47,732,516	50,403,320
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,456,873	$52,511,748
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Conservative Profile Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$9,454,246	$16,876,521
Net realized gain	795,874	20,651,688
Net change in unrealized appreciation (depreciation)	22,800,082	(143,618,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,050,202	(106,090,718)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,033,179)	(51,483,492)
Class L	(58,545)	(365,021)
Institutional Class	(354,780)	(1,912,797)
From Net Investment Income and Net Realized Gains	(9,446,504)	(53,761,310)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	173,622,873	282,975,400
Class L	1,243,681	1,453,419
Institutional Class	4,367,962	11,633,444
Shares issued in reinvestment of distributions
Investor Class	9,033,179	51,483,492
Class L	58,545	365,021
Institutional Class	354,780	1,912,797
Shares redeemed
Investor Class	(206,210,992)	(384,346,512)
Class L	(1,416,634)	(2,516,571)
Institutional Class	(6,321,954)	(10,543,309)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(25,268,560)	(47,582,819)
Total Decrease in Net Assets	(1,664,862)	(207,434,847)
NET ASSETS:
Beginning of Period	872,508,401	1,079,943,248
End of Period	$870,843,539	$872,508,401
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	23,798,652	36,950,487
Class L	142,259	152,540
Institutional Class	467,358	1,177,670
Shares issued in reinvestment of distributions
Investor Class	1,242,528	7,085,926
Class L	6,615	41,554
Institutional Class	37,945	206,080
Shares redeemed
Investor Class	(28,271,726)	(50,377,934)
Class L	(160,533)	(273,105)
Institutional Class	(677,600)	(1,065,167)
Net Decrease	(3,414,502)	(6,101,949)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Moderately Conservative Profile Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$4,612,516	$9,061,136
Net realized gain	733,861	13,672,624
Net change in unrealized appreciation (depreciation)	19,899,690	(90,059,658)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,246,067	(67,325,898)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,174,397)	(34,163,612)
Class L	(139,149)	(1,335,049)
Institutional Class	(295,605)	(1,692,027)
From Net Investment Income and Net Realized Gains	(4,609,151)	(37,190,688)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	120,873,921	192,242,037
Class L	90,700	235,225
Institutional Class	8,136,264	6,517,698
Shares issued in reinvestment of distributions
Investor Class	4,174,397	34,163,612
Class L	139,149	1,335,049
Institutional Class	295,605	1,692,027
Shares redeemed
Investor Class	(140,755,097)	(243,884,286)
Class L	(1,354,058)	(1,911,571)
Institutional Class	(3,315,172)	(4,566,055)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,714,291)	(14,176,264)
Total Increase (Decrease) in Net Assets	8,922,625	(118,692,850)
NET ASSETS:
Beginning of Period	509,486,131	628,178,981
End of Period	$518,408,756	$509,486,131
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,460,377	23,408,660
Class L	10,035	23,648
Institutional Class	875,801	669,829
Shares issued in reinvestment of distributions
Investor Class	532,449	4,411,242
Class L	15,342	149,856
Institutional Class	31,615	183,870
Shares redeemed
Investor Class	(18,002,399)	(29,836,900)
Class L	(150,090)	(207,024)
Institutional Class	(355,326)	(461,867)
Net Decrease	(1,582,196)	(1,658,686)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Moderate Profile Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$10,932,645	$24,180,292
Net realized gain (loss)	(9,898,778)	39,020,903
Net change in unrealized appreciation (depreciation)	89,590,584	(283,151,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	90,624,451	(219,950,411)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,996,134)	(114,093,871)
Class L	(364,385)	(8,731,572)
Institutional Class	(602,168)	(6,109,677)
From Net Investment Income and Net Realized Gains	(10,962,687)	(128,935,120)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	234,121,127	353,359,096
Class L	796,378	2,700,860
Institutional Class	14,357,095	20,142,940
Shares issued in reinvestment of distributions
Investor Class	9,996,134	114,093,871
Class L	364,385	8,731,572
Institutional Class	602,168	6,109,677
Shares redeemed
Investor Class	(288,123,652)	(509,122,615)
Class L	(16,734,625)	(16,074,793)
Institutional Class	(14,048,252)	(19,081,457)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(58,669,242)	(39,140,849)
Total Increase (Decrease) in Net Assets	20,992,522	(388,026,380)
NET ASSETS:
Beginning of Period	1,478,896,636	1,866,923,016
End of Period	$1,499,889,158	$1,478,896,636
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	38,327,585	54,363,543
Class L	76,046	261,260
Institutional Class	1,479,876	1,947,423
Shares issued in reinvestment of distributions
Investor Class	1,622,749	18,949,985
Class L	34,803	864,200
Institutional Class	61,196	642,268
Shares redeemed
Investor Class	(47,150,043)	(78,419,260)
Class L	(1,619,584)	(1,525,878)
Institutional Class	(1,449,490)	(1,906,646)
Net Decrease	(8,616,862)	(4,823,105)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Moderately Aggressive Profile Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$4,724,357	$11,113,377
Net realized gain (loss)	(10,746,895)	29,623,941
Net change in unrealized appreciation (depreciation)	58,479,411	(155,081,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,456,873	(114,344,623)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,396,554)	(63,147,478)
Institutional Class	(360,571)	(3,792,766)
From Net Investment Income and Net Realized Gains	(4,757,125)	(66,940,244)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	147,896,094	192,761,861
Institutional Class	8,819,579	17,899,485
Shares issued in reinvestment of distributions
Investor Class	4,396,554	63,147,478
Institutional Class	360,571	3,792,766
Shares redeemed
Investor Class	(164,317,236)	(271,069,710)
Institutional Class	(4,695,531)	(10,625,619)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,539,969)	(4,093,739)
Total Increase (Decrease) in Net Assets	40,159,779	(185,378,606)
NET ASSETS:
Beginning of Period	719,530,549	904,909,155
End of Period	$759,690,328	$719,530,549
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,591,781	27,810,869
Institutional Class	968,848	1,926,454
Shares issued in reinvestment of distributions
Investor Class	663,130	9,843,394
Institutional Class	39,108	428,340
Shares redeemed
Investor Class	(25,104,405)	(38,877,383)
Institutional Class	(515,689)	(1,125,609)
Net Increase (Decrease)	(1,357,227)	6,065
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Aggressive Profile Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$2,108,428	$7,706,980
Net realized gain (loss)	(2,669,196)	32,762,093
Net change in unrealized appreciation (depreciation)	53,072,516	(148,529,643)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,511,748	(108,060,570)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,869,817)	(62,980,718)
Institutional Class	(281,940)	(8,047,330)
From Net Investment Income and Net Realized Gains	(2,151,757)	(71,028,048)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	70,600,522	112,933,549
Institutional Class	9,992,318	27,509,176
Shares issued in reinvestment of distributions
Investor Class	1,869,817	62,980,718
Institutional Class	281,940	8,047,330
Shares redeemed
Investor Class	(88,604,283)	(169,734,958)
Institutional Class	(15,529,165)	(21,329,128)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(21,388,851)	20,406,687
Total Increase (Decrease) in Net Assets	28,971,140	(158,681,931)
NET ASSETS:
Beginning of Period	563,680,371	722,362,302
End of Period	$592,651,511	$563,680,371
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,625,820	19,812,478
Institutional Class	1,034,924	2,690,587
Shares issued in reinvestment of distributions
Investor Class	353,463	12,406,817
Institutional Class	28,536	864,005
Shares redeemed
Investor Class	(17,129,675)	(29,844,545)
Institutional Class	(1,606,431)	(2,105,893)
Net Increase (Decrease)	(3,693,363)	3,823,449
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 7.11	0.08	0.19	0.27	(0.08)	-	(0.08)	$ 7.30	3.81% (d)
12/31/2022	$ 8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$ 7.11	(9.93%)
12/31/2021	$ 8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$ 8.39	6.35%
12/31/2020	$ 7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$ 8.30	8.21%
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
Class L
06/30/2023 (Unaudited)	$ 8.63	0.09	0.23	0.32	(0.07)	-	(0.07)	$ 8.88	3.68% (d)
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$ 8.63	(10.15%)
12/31/2021	$ 9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$ 9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$ 9.85	7.93%
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.11	0.12	0.24	0.36	(0.09)	-	(0.09)	$ 9.38	3.99% (d)
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$ 9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$ 9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$ 827,045	0.45% (g)	0.37% (g)	2.17% (g)	7% (d)
12/31/2022	$ 828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$ 895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$ 213,762	0.45%	0.37%	1.95%	20%
12/31/2018	$ 219,486	0.45%	0.37%	2.60%	25%
Class L
06/30/2023 (Unaudited)	$ 7,629	0.70% (g)	0.62% (g)	1.97% (g)	7% (d)
12/31/2022	$ 7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$ 9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$ 10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$ 605,779	0.70%	0.62%	1.83%	20%
12/31/2018	$ 457,740	0.70%	0.62%	2.53%	25%
Institutional Class
06/30/2023 (Unaudited)	$ 36,170	0.10% (g)	0.02% (g)	2.54% (g)	7% (d)
12/31/2022	$ 36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$ 39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$ 33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 7.58	0.07	0.31	0.38	(0.07)	-	(0.07)	$ 7.89	5.05% (d)
12/31/2022	$ 9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$ 7.58	(10.82%)
12/31/2021	$ 8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$ 9.14	9.13%
12/31/2020	$ 8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$ 8.95	9.57%
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
Class L
06/30/2023 (Unaudited)	$ 8.75	0.07	0.36	0.43	(0.06)	-	(0.06)	$ 9.12	4.90% (d)
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$ 8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$ 9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.02	0.10	0.37	0.47	(0.09)	-	(0.09)	$ 9.40	5.16% (d)
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$ 9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$ 9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$463,886	0.45% (g)	0.37% (g)	1.78% (g)	12% (d)
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
Class L
06/30/2023 (Unaudited)	$ 21,632	0.70% (g)	0.62% (g)	1.52% (g)	12% (d)
12/31/2022	$ 21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$ 26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$ 26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
Institutional Class
06/30/2023 (Unaudited)	$ 32,891	0.10% (g)	0.02% (g)	2.24% (g)	12% (d)
12/31/2022	$ 26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$ 27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$ 21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 5.89	0.04	0.33	0.37	(0.05)	-	(0.05)	$ 6.21	6.28% (d)
12/31/2022	$ 7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$ 5.89	(12.02%)
12/31/2021	$ 7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$ 7.34	11.98%
12/31/2020	$ 6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$ 7.07	11.25%
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
Class L
06/30/2023 (Unaudited)	$ 9.97	0.06	0.55	0.61	(0.03)	-	(0.03)	$10.55	6.10% (d)
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$ 9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.38	0.09	0.51	0.60	(0.06)	-	(0.06)	$ 9.92	6.40% (d)
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$ 9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$ 9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$1,261,768	0.45% (g)	0.39% (g)	1.47% (g)	7% (d)
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
Class L
06/30/2023 (Unaudited)	$ 136,862	0.70% (g)	0.64% (g)	1.18% (g)	7% (d)
12/31/2022	$ 144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$ 179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$ 173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
Institutional Class
06/30/2023 (Unaudited)	$ 101,259	0.10% (g)	0.04% (g)	1.86% (g)	7% (d)
12/31/2022	$ 94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$ 106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$ 109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 6.28	0.04	0.42	0.46	(0.04)	—	(0.04)	$ 6.70	7.37% (d)
12/31/2022	$ 7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$ 6.28	(13.09%)
12/31/2021	$ 7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$ 7.95	14.25%
12/31/2020	$ 7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$ 7.64	11.75%
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
Institutional Class
06/30/2023 (Unaudited)	$ 8.71	0.07	0.58	0.65	(0.05)	—	(0.05)	$ 9.31	7.50% (d)
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$ 8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$ 9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$695,788	0.45% (g)	0.42% (g)	1.25% (g)	10% (d)
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
Institutional Class
06/30/2023 (Unaudited)	$ 63,902	0.10% (g)	0.07% (g)	1.65% (g)	10% (d)
12/31/2022	$ 55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$ 55,232	0.10%	0.07%	4.36%	23%
12/31/2020	$ 60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 4.92	0.02	0.44	0.46	(0.02)	—	(0.02)	$ 5.36	9.37% (d)
12/31/2022	$ 6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$ 4.92	(15.17%)
12/31/2021	$ 6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$ 6.66	19.49%
12/31/2020	$ 5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$ 6.35	11.99%
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.16	0.05	0.83	0.88	(0.03)	—	(0.03)	$10.01	9.58% (d)
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$ 9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$ 9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$488,560	0.45% (g)	0.45% (g)	0.68% (g)	7% (d)
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
Institutional Class
06/30/2023 (Unaudited)	$104,092	0.10% (g)	0.10% (g)	1.01% (g)	7% (d)
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund, Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments for the Empower Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Empower Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments for the Empower Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Empower Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments for the Empower Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.

Semi-Annual Report - June 30, 2023

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.

Semi-Annual Report - June 30, 2023

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Conservative Profile Fund	$1,004,039,223	$17,148,016	$(150,088,444)	$(132,940,428)
Empower Moderately Conservative Profile Fund	601,517,628	13,383,378	(96,339,598)	(82,956,220)
Empower Moderate Profile Fund	1,719,829,231	65,709,006	(285,167,997)	(219,458,991)
Empower Moderately Aggressive Profile Fund	891,351,660	13,030,461	(144,452,988)	(131,422,527)
Empower Aggressive Profile Fund	737,671,406	15,296,170	(160,129,562)	(144,833,392)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the period ended June 30, 2023.
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2023, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Semi-Annual Report - June 30, 2023

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 47.32%
Empower Core Bond Fund Institutional Class	6,752,412	$ 56,879,489	$ 3,948,615	$ 4,883,930	$ (598,783)	$ 978,658	$ 1,211,958	$ -	$ 56,922,832
Empower Global Bond Fund Institutional Class	10,276,965	76,011,538	4,825,924	5,951,703	(1,119,746)	752,700	685,925	-	75,638,459
Empower High Yield Bond Fund Institutional Class	3,701,109	33,962,801	1,902,758	2,804,811	(175,954)	989,459	829,057	-	34,050,207
Empower Inflation-Protected Securities Fund Institutional Class	4,277,189	38,083,261	2,500,062	3,042,153	(297,021)	397,500	634,123	-	37,938,670
Empower Multi-Sector Bond Fund Institutional Class	9,283,758	74,654,012	3,930,092	5,017,778	(762,736)	1,075,088	1,786,533	-	74,641,414
Empower Short Duration Bond Fund Institutional Class	8,149,698	76,318,707	5,055,784	5,889,046	(206,054)	469,739	1,252,283	-	75,955,184
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,939,513	56,779,554	4,250,056	4,665,657	(503,479)	540,056	1,099,677	-	56,904,009
					(3,663,773)	5,203,200	7,499,556	0	412,050,775
EQUITY MUTUAL FUNDS 30.22%
Empower Emerging Markets Equity Fund Institutional Class	1,925,912	16,119,948	1,781,152	3,171,496	(312,373)	1,332,505	-	-	16,062,109
Empower International Growth Fund Institutional Class	1,798,126	16,180,272	956,389	2,701,710	409,131	1,766,164	-	-	16,201,115
Empower International Value Fund Institutional Class	4,859,406	40,559,128	2,758,134	7,216,130	63,667	4,426,313	-	-	40,527,445
Empower Large Cap Growth Fund Institutional Class	2,317,682	21,890,694	728,551	6,524,012	(1,632,201)	5,899,572	10,748	-	21,994,805
Empower Large Cap Value Fund Institutional Class	7,802,443	54,834,722	5,722,687	5,428,566	2,371,168	(277,672)	764,588	-	54,851,171
Empower Mid Cap Value Fund Institutional Class	3,801,250	29,736,401	3,579,921	4,098,197	1,560,180	583,677	208,239	-	29,801,802
Empower Real Estate Index Fund Institutional Class	5,517,424	43,837,040	5,941,586	5,593,688	2,140,040	(211,068)	832,942	-	43,973,870
Empower Small Cap Growth Fund Institutional Class	777,096	8,014,582	857,661	2,337,241	(456,707)	1,438,002	-	-	7,973,004
Empower Small Cap Value Fund Institutional Class	2,822,400	19,912,844	3,122,514	4,224,898	463,642	1,002,788	106,976	-	19,813,248
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,802,692	11,923,844	757,371	2,347,943	(146,900)	1,636,601	-	-	11,969,873
					4,459,647	17,596,882	1,923,493	0	263,168,442
FIXED INTEREST CONTRACT 22.49%
Empower of America Contract	195,879,578	197,079,969	11,068,718	13,857,563	-	-	1,588,454	-	195,879,578
					0	0	1,588,454	0	195,879,578
				Total	$ 795,874	$22,800,082	$11,011,503	$0	$871,098,795

Semi-Annual Report - June 30, 2023

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 32.86%
Empower Core Bond Fund Institutional Class	3,156,029	$ 26,142,591	$ 3,259,425	$ 3,299,775	$ (330,944)	$ 503,085	$ 563,924	$ -	$ 26,605,326
Empower Global Bond Fund Institutional Class	4,807,227	35,007,090	4,444,489	4,696,825	(806,145)	626,439	320,870	-	35,381,193
Empower High Yield Bond Fund Institutional Class	1,729,686	15,573,071	1,437,640	1,508,853	(39,379)	411,250	385,542	-	15,913,108
Empower Inflation-Protected Securities Fund Institutional Class	2,002,008	17,527,241	1,936,495	1,859,743	(110,532)	153,816	295,828	-	17,757,809
Empower Multi-Sector Bond Fund Institutional Class	4,338,062	34,288,794	3,813,695	3,902,384	(536,272)	677,917	832,116	-	34,878,022
Empower Short Duration Bond Fund Institutional Class	1,419,796	13,051,780	1,376,092	1,317,784	(77,567)	122,409	216,477	-	13,232,497
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,240,329	26,130,676	3,391,948	3,366,606	(400,831)	414,676	511,666	-	26,570,694
					(2,301,670)	2,909,592	3,126,423	0	170,338,649
EQUITY MUTUAL FUNDS 45.25%
Empower Emerging Markets Equity Fund Institutional Class	1,863,524	15,248,148	2,677,346	3,758,805	(398,407)	1,375,099	-	-	15,541,788
Empower International Growth Fund Institutional Class	1,738,915	15,293,985	1,313,155	3,004,553	(13,305)	2,065,040	-	-	15,667,627
Empower International Value Fund Institutional Class	4,692,583	38,264,470	3,318,102	6,382,430	297,014	3,935,998	-	-	39,136,140
Empower Large Cap Growth Fund Institutional Class	2,232,212	20,678,524	1,721,736	6,279,475	(981,892)	5,062,906	10,353	-	21,183,691
Empower Large Cap Value Fund Institutional Class	7,508,170	51,718,524	7,273,433	8,400,207	(217,758)	2,190,684	734,716	-	52,782,434
Empower Mid Cap Value Fund Institutional Class	3,647,738	28,045,997	3,923,752	3,747,478	1,630,393	375,996	200,307	-	28,598,267
Empower Real Estate Index Fund Institutional Class	2,944,562	22,968,981	4,518,848	3,508,398	1,495,882	(511,275)	449,153	-	23,468,156
Empower Small Cap Growth Fund Institutional Class	745,632	7,516,796	973,720	1,432,799	329,136	592,473	-	-	7,650,190
Empower Small Cap Value Fund Institutional Class	2,713,788	18,725,611	3,324,205	3,316,304	1,068,346	317,282	103,115	-	19,050,794
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,730,311	11,231,567	964,867	2,293,062	(173,878)	1,585,895	-	-	11,489,267
					3,035,531	16,990,098	1,497,644	0	234,568,354
FIXED INTEREST CONTRACT 21.92%
Empower of America Contract	113,654,405	112,232,803	10,714,263	10,209,385	-	-	916,724	-	113,654,405
					0	0	916,724	0	113,654,405
				Total	$ 733,861	$19,899,690	$5,540,791	$0	$518,561,408

Semi-Annual Report - June 30, 2023

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 23.81%
Empower Core Bond Fund Institutional Class	6,627,965	$ 55,152,052	$ 5,354,772	$ 5,839,007	$ (847,172)	$ 1,205,929	$ 1,184,717	$ -	$ 55,873,746
Empower Global Bond Fund Institutional Class	10,059,614	73,765,752	5,759,355	6,225,020	(1,134,402)	738,669	675,542	-	74,038,756
Empower High Yield Bond Fund Institutional Class	3,628,037	32,845,594	2,043,001	2,427,093	(149,642)	916,439	812,582	-	33,377,941
Empower Inflation-Protected Securities Fund Institutional Class	4,195,445	36,948,617	3,317,994	3,450,554	(308,665)	397,541	623,832	-	37,213,598
Empower Multi-Sector Bond Fund Institutional Class	9,102,746	72,415,575	5,994,160	6,562,594	(1,060,967)	1,338,933	1,756,275	-	73,186,074
Empower Short Duration Bond Fund Institutional Class	2,972,805	27,515,440	2,496,269	2,548,441	(147,443)	243,276	454,835	-	27,706,544
Empower U.S. Government Mortgage Securities Fund Institutional Class	6,807,371	55,146,379	5,498,089	5,359,265	(511,028)	535,241	1,075,061	-	55,820,444
					(4,159,319)	5,376,028	6,582,844	0	357,217,103
EQUITY MUTUAL FUNDS 60.32%
Empower Emerging Markets Equity Fund Institutional Class	7,399,972	61,368,228	4,203,909	7,679,303	10,779	3,822,933	-	-	61,715,767
Empower International Growth Fund Institutional Class	6,918,246	61,421,255	2,220,258	8,571,763	958,030	7,263,649	-	-	62,333,399
Empower International Value Fund Institutional Class	18,672,152	153,464,235	3,654,717	15,868,887	2,488,357	14,475,680	-	-	155,725,745
Empower Large Cap Growth Fund Institutional Class	8,897,585	82,897,897	1,591,637	19,398,415	(3,089,679)	19,346,963	41,274	-	84,438,082
Empower Large Cap Value Fund Institutional Class	30,071,156	207,542,196	13,845,755	19,211,303	(1,480,476)	9,223,577	2,948,650	-	211,400,225
Empower Mid Cap Value Fund Institutional Class	14,718,012	112,516,981	8,418,587	15,412,804	(1,816,537)	9,866,448	804,101	-	115,389,212
Empower Real Estate Index Fund Institutional Class	7,602,888	59,246,226	6,105,773	8,582,254	(1,300,607)	3,825,276	1,146,187	-	60,595,021
Empower Small Cap Growth Fund Institutional Class	2,980,832	30,113,799	1,988,487	5,462,451	(238,735)	3,943,504	-	-	30,583,339
Empower Small Cap Value Fund Institutional Class	10,902,340	75,084,157	8,280,441	13,250,419	(880,871)	6,420,250	412,567	-	76,534,429
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,928,247	45,031,666	875,371	5,929,754	(389,720)	6,026,276	-	-	46,003,559
					(5,739,459)	84,214,556	5,352,779	0	904,718,778
FIXED INTEREST CONTRACT 15.90%
Empower of America Contract	238,434,359	236,925,843	18,923,642	19,348,580	-	-	1,933,454	-	238,434,359
					0	0	1,933,454	0	238,434,359
				Total	$(9,898,778)	$89,590,584	$13,869,077	$0	$1,500,370,240

Semi-Annual Report - June 30, 2023

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 17.78%
Empower Core Bond Fund Institutional Class	2,248,105	$ 18,055,897	$ 2,404,910	$ 1,878,297	$ (266,929)	$ 369,019	$ 401,220	$ -	$ 18,951,529
Empower Global Bond Fund Institutional Class	3,417,339	24,186,783	2,871,326	2,113,210	(358,531)	206,716	231,188	-	25,151,615
Empower High Yield Bond Fund Institutional Class	1,243,853	10,772,711	1,200,617	778,805	(2,275)	248,927	278,358	-	11,443,450
Empower Inflation-Protected Securities Fund Institutional Class	1,426,975	12,109,685	1,609,238	1,192,712	(110,256)	131,054	213,367	-	12,657,265
Empower Multi-Sector Bond Fund Institutional Class	3,103,145	23,738,833	2,966,421	2,122,489	(300,585)	366,521	600,881	-	24,949,286
Empower Short Duration Bond Fund Institutional Class	2,470,236	22,046,810	2,834,495	2,045,753	(118,388)	187,044	375,945	-	23,022,596
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,308,871	18,034,538	2,494,827	1,846,531	(257,774)	249,910	363,943	-	18,932,744
					(1,414,738)	1,759,191	2,464,902	0	135,108,485
EQUITY MUTUAL FUNDS 73.36%
Empower Emerging Markets Equity Fund Institutional Class	4,626,661	36,824,716	3,895,283	5,337,830	(927,212)	3,204,182	-	-	38,586,351
Empower International Growth Fund Institutional Class	4,326,288	37,004,102	2,353,243	4,305,095	1,056,499	3,927,601	-	-	38,979,851
Empower International Value Fund Institutional Class	11,690,637	92,563,794	5,442,368	9,319,500	1,524,690	8,813,254	-	-	97,499,916
Empower Large Cap Growth Fund Institutional Class	5,595,930	50,043,094	2,049,291	10,887,462	(1,907,915)	11,900,457	25,954	-	53,105,380
Empower Large Cap Value Fund Institutional Class	18,916,597	125,445,557	13,365,664	15,203,034	(4,659,995)	9,375,488	1,850,776	-	132,983,675
Empower Mid Cap Value Fund Institutional Class	9,252,410	67,964,112	7,694,206	9,326,809	(1,269,603)	6,207,383	505,263	-	72,538,892
Empower Real Estate Index Fund Institutional Class	3,396,710	25,241,135	4,127,593	4,189,243	(819,708)	1,892,293	513,497	-	27,071,778
Empower Small Cap Growth Fund Institutional Class	1,876,551	18,268,080	1,497,070	2,787,226	(22,618)	2,275,486	-	-	19,253,410
Empower Small Cap Value Fund Institutional Class	6,884,745	45,582,164	6,128,061	7,251,208	(507,213)	3,871,895	259,926	-	48,330,912
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,357,642	27,192,521	1,430,451	4,940,407	(1,799,082)	5,252,181	-	-	28,934,746
					(9,332,157)	56,720,220	3,155,417	0	557,284,911
FIXED INTEREST CONTRACT 8.89%
Empower of America Contract	67,535,737	64,698,534	7,795,595	5,495,140	-	-	536,748	-	67,535,737
					0	0	536,748	0	67,535,737
				Total	$(10,746,895)	$58,479,411	$6,157,067	$0	$759,929,133

Semi-Annual Report - June 30, 2023

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	5,107,843	$ 40,342,746	$4,330,252	$ 4,640,200	$ (119,264)	$ 2,566,615	$ -	$ -	$ 42,599,413
Empower International Growth Fund Institutional Class	4,730,005	40,372,543	2,601,809	4,636,310	1,082,370	4,279,301	-	-	42,617,343
Empower International Value Fund Institutional Class	12,764,106	101,285,239	5,598,616	10,040,468	1,498,589	9,609,254	-	-	106,452,641
Empower Large Cap Growth Fund Institutional Class	6,060,723	54,675,947	2,578,047	12,713,289	(2,177,963)	12,975,552	28,341	-	57,516,257
Empower Large Cap Value Fund Institutional Class	20,442,985	136,812,012	9,542,699	8,190,777	(607,220)	5,550,249	2,017,986	-	143,714,183
Empower Mid Cap Value Fund Institutional Class	9,950,432	74,243,051	5,741,712	8,195,391	(958,211)	6,222,018	549,690	-	78,011,390
Empower Real Estate Index Fund Institutional Class	2,231,501	16,934,706	2,267,755	1,883,623	236,299	466,222	339,125	-	17,785,060
Empower Small Cap Growth Fund Institutional Class	2,027,911	19,824,025	1,302,898	2,578,799	174,583	2,258,244	-	-	20,806,368
Empower Small Cap Value Fund Institutional Class	7,419,946	49,670,835	5,279,532	7,179,277	(705,213)	4,316,930	282,576	-	52,088,020
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,705,924	29,707,148	1,150,126	4,438,066	(1,093,166)	4,828,131	-	-	31,247,339
					(2,669,196)	53,072,516	3,217,718	0	592,838,014
				Total	$(2,669,196)	$53,072,516	$3,217,718	$0	$592,838,014
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$63,687,977	$90,552,397
Empower Moderately Conservative Profile Fund	60,383,211	73,018,727
Empower Moderate Profile Fund	100,572,218	161,229,130
Empower Moderately Aggressive Profile Fund	72,160,658	80,273,855
Empower Aggressive Profile Fund	40,393,447	61,827,003
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of each of the following series of the Company: (i) Empower Aggressive Profile Fund; (ii) Empower Moderately Aggressive Profile Fund; (iii) Empower Moderate Profile Fund; (iv) Empower Moderately Conservative Profile Fund; and (v) Empower Conservative Profile Fund (each, a “Fund,” collectively, the “Funds”).  (The Funds and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of ECM to review, among other things, comparative information regarding each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Funds and their shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM.  Among other things, the Board considered ECM’s organizational history and ownership,  personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)

The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds.  The Board also considered ECM’s reputation for management of its investment strategies and its decision& #8209;making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s disaster recovery procedures, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund.  The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple benchmark indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark and composite indices and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its composite index as well as the Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Aggressive Profile Fund: The annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed.  For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, were in the first, second, second and first quintiles, respectively, of its performance universe.  As to the Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2022, were in the first, first and second quintiles, respectively, of its performance universe.  The Fund underperformed its composite index for each period reviewed with the exception of the one-year period ended December 31, 2022.

Empower Moderately Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2022 were in the first, third, third and third quintiles, respectively, of its performance universe, exceeding its performance universe median for the one-, three- and ten-year periods.  Additionally, the annualized returns of the Fund’s Investor Class for the five-year period ended December 31, 2022, had a specific ranking in the 56th percentile of its performance universe.  The annualized returns of the Fund’s Institutional Class were in the first, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively, exceeding its performance universe median for each period.  The Fund outperformed its composite index for the one-year period ended December 31, 2022, and with respect to the Fund’s Institutional Class for the three-year period ended December 31, 2022, and underperformed its composite index for each other period reviewed.
Empower Moderate Profile Fund: The annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed and ranked in the second quintile of its respective performance universe with the exception of the annualized returns of the Institutional Class for the three-year period ended December 31, 2022 which ranked in the first quintile of its performance universe.  The Fund outperformed its composite index for the one- and three-year periods ended December 31, 2022, and underperformed its composite index for each other period reviewed.
Empower Moderately Conservative Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2022, were in the second, third, third and third quintiles, respectively, of its performance universe, exceeding its performance universe median for the one- and three-year periods.  As to the Fund’s Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2022, were in the first, second and third quintiles, respectively, of its performance universe, exceeding its performance universe median for each period.  The Fund outperformed its composite index for the one- and three-year periods ended December 31, 2022, and underperformed its composite index for each other period reviewed.
Empower Conservative Profile Fund: The annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed.  For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, were in the first, first, second and second quintiles, respectively, of its performance universe.  As to the Institutional Class, the annualized returns for each of the one-, three- and ten-year periods ended December 31, 2022, were in the first quintile of its performance universe.  The Fund outperformed its composite index for each period reviewed, with the exception of the annualized returns of the Investor Class for the five- and ten-year periods ended December 31, 2022.
In assessing the comparative performance information, the Board considered ECM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from ECM regarding the ratings and rolling analyses applied to each Fund by ECM.  Noting that each Fund operates as a “fund of funds,” with ECM using strategies to allocate each Fund’s assets among different asset classes and underlying funds, the Board also considered ECM’s asset allocation processes and the oversight thereof in its evaluation of each Fund’s performance.  Additionally, the Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions.  Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds.  With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds.  In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2024, to reduce its management fee by a stated amount with respect to, as applicable, each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.

The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
Empower Aggressive Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was in the third quintile of its respective peer group, which, for the Investor Class, was above its peer group median expense ratio, and, for the Institutional Class, was lower than its peer group median expense ratio.
Empower Moderately Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the fourth quintile of its peer group and above its peer group median expense ratio.  The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group and lower than its peer group median expense ratio.
Empower Moderate Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class was lower than its peer group median expense ratio and ranked in the third quintile of its peer group.  As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was lower than its peer group median expense ratio and ranked in the second quintile of its peer group.
Empower Moderately Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the second quintile for the Investor Class and in the first quintile for the Institutional Class - which, as to the Institutional Class, was the lowest of its peer group.
Empower Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile and the lowest of its respective peer group.
As part of its comprehensive evaluation, the Board reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.  In this connection, the Board considered the Independent Consultant’s overall conclusion that each Fund’s total annual operating expense ratio is reasonable relative to the quality of services provided, comparable fees and expenses of similar funds and the profitability of ECM.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Funds.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In addition, with respect to the Conservative Profile and Moderately Conservative Profile Funds in particular, the Board noted that ECM reported a negative margin associated with its management of the Funds.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders.  The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund other than the Empower Aggressive Profile Fund invests in a fixed income contract issued and guaranteed by Empower of America.  The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023